December 31, 1999


                             (GRAPHIC APPEARS HERE)




                                BT Mutual Funds



Institutional
    Liquid Assets Fund
         Annual Report






                  Trust: BT Institutional Funds
                  Investment Advisor: Bankers Trust Company

Institutional Liquid Assets Fund

Table of Contents


         Letter to Shareholders                                3

         Institutional Liquid Assets Fund

               Statement of Assets and Liabilities            5
               Statement of Operations                        5
               Statements of Changes in Net Assets            6
               Financial Highlights                           7
               Notes to Financial Statements                   8
               Report of Independent Accountants               9

         Liquid Assets Portfolio

               Schedule of Portfolio Investments              10
               Statement of Assets and Liabilities            14
               Statement of Operations                        14
               Statements of Changes in Net Assets            15
               Financial Highlights                           15
               Notes to Financial Statements                  16
               Report of Independent Accountants              17

         Proxy Results                                        18



                             ----------------
               The Fund is not insured by the FDIC and is
               not a deposit, obligation of or guaranteed
               by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                             ----------------

Institutional Liquid Assets Fund

Letter to Shareholders


We are pleased to present you with this annual report for the Institutional Liquid Assets Fund (the "Fund"), providing a detailed review of the market, the Portfolio, and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.


MARKET ACTIVITY
Three major factors impacted the money markets over the annual period ended December 31, 1999-the ongoing extraordinary performance of the U.S. economy, the actions of the Federal Reserve Board, and the liquidity concerns surrounding Y2K. These factors combined to push yields on short-term money market securities significantly higher.

Rapid U.S. economic growth, benign inflation, the lowest unemployment rate in a generation, and a spectacular runup in the U.S. equity market gave consumers the confidence necessary to utilize their purchasing power.
o Housing, retail sales, and auto sales were all at historic levels.
o Subdued wage demands, competitive pressures, productivity improvements and global overcapacity combined to keep prices in check.
o Simultaneously, foreign economies around the world showed clear signs of recovery, with growth rates in Europe and Asia, in particular, increasing throughout the year.

The Federal Reserve Board raised interest rates three times during 1999.
o The Federal Reserve Board argued that the pace of the economy could not be indefinitely supported by labor force growth and productivity and thus may rekindle inflation.
o Consequently, on June 30, August 24, and November 16, the Federal Reserve Board raised interest rates by 0.25% each time, leaving the targeted federal funds rate at 5.50% at the end of the year.

                          Status at December 31, 1999
                        Seven day effective yield: 5.94%
                            Average maturity: 38 days
                            Net assets: $3.3 billion

Money market investors and issuers alike believed liquidity would be scarce over year-end, as anticipation of Y2K grew increasingly uncertain over the last quarter of 1999.
o Both corporate and asset-backed issuers flooded the market with paper early in the fourth quarter, hoping to secure their year-end financing.
o To calm the markets, the Fed announced in October that it would provide the market with several liquidity programs, including a repurchase agreement facility with expanded collateral guidelines and a Standby Financing Facility.
o As with most other secular Y2K fears, the money markets' liquidity concerns also turned out to be for naught.

INVESTMENT REVIEW
By staying disciplined to the purchase of high quality instruments and actively adjusting sector allocation and the duration of the Portfolio as market conditions changed, we were able to produce highly competitive yields in the Institutional Liquid Assets Fund.

Through most of the first half of the year, we maintained a slightly long to the benchmark weighted average maturity position, taking advantage of the steeper yield curve and neutral Federal Reserve Board. Since the money markets had already priced in at least one interest rate hike by the time the Fed actually raised rates for the first time at the end of June, we were able to take advantage of the higher rates and extend the portfolio at that time.

During the second half of the year, money market issuers were very aggressive, seeking to extend their maturities into the year 2000 to avoid potential Y2K problems. This excessive issuance caused both an abnormally steep yield curve in fixed rate securities and wide yield spreads on floating rate notes.

                                          Cumulative Total Returns        Average Annual Total Returns          Annualized
                                                                                                            7 day       7 day
                                         Past 1    Past 3     Since      Past 1      Past 3      Since     current    effective
  Periods ended December 31, 1999         year      years   inception     year       years     inception    yield       yield
  Institutional Liquid Assets Fund(1)
    (inception 12/11/95)                 5.17%     17.28%      24.06%     5.17%      5.46%      5.46%       5.77%       5.94%
  IBC First Tier-Institutional
    Money Funds Average                  4.96%     16.54%      22.73%     4.96%      5.22%      5.22%       5.49%       5.64%

----------
(1) PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Yields will vary. Yields quoted for money market funds most closely reflect the fund's current earnings. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to maintain a share value of $1.00 per share, it is possible to lose money by investing in the Fund. "Current yield" refers to the income generated by an investment in the Fund over a 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.

Institutional Liquid Assets Fund

Letter to Shareholders


                           Portfolio Diversification

                     By Asset Type as of December 31, 1999
                     (percentages are based on net assets)

                             (GRAPHIC APPEARS HERE)

                   Certificates of                Commercial
                   Deposit 1%                      Paper 37%

                   Floating Rate                  Eurodollar
                   Notes 18%                   Time Deposits
                                                         20%
                   Yankee
                   Certificates of
                   Deposit 11%

                   Eurodollar Certificates           Funding
                   of Deposit 10%              Agreements 3%







We took
advantage of both-as well as the two Fed rate increases in the second half-by "barbelling" the portfolio with fixed securities and floating rate instruments. This strategy proved to be effective for the Portfolio. We also successfully maintained the liquidity necessary for potential Y2K problems by purchasing Treasury bills and other very liquid instruments during the last quarter of 1999.


MANAGER OUTLOOK
We now know that the concerns and fears surrounding Y2K turned out to be a non-event. The world at large and the financial markets in particular continued to hum along without interruption. Looking ahead for the near term, we believe the U.S. economy still has substantial momentum, and the financial fundamentals for both households and businesses remain strong. Thus, we also feel that it will take somewhat higher interest rates to tone down the economy. The Federal Reserve Board could, in our view, continue to increase rates in the first half of the year 2000, as it seeks to slow real economic growth to a more sustainable pace.

Clearly, then, the degree of tightening and the timing of the Federal Reserve Board's next moves will be key to U.S. money market performance in the months ahead. So, too, will supply and demand factors.

We will likely manage the Institutional Liquid Assets Fund with a shorter duration than we did in 1999. We also intend to maintain a significant position in floating rate securities in this Fund to take advantage of any further increases in interest rates.

We will, of course, continue to closely observe economic conditions and how they affect the financial markets, as we seek to provide high current income consistent with liquidity and capital preservation.

As always, we appreciate your ongoing support of the Institutional Liquid Assets Fund, and we look forward to continuing to serve your investment needs for many years ahead.


                              /s/ Darlene M. Rasel

                                Darlene M. Rasel
                Portfolio Manager of the Liquid Assets Portfolio
                                December 31, 1999

Institutional Liquid Assets Fund

Statement of Assets and Liabilities  December 31, 1999

Assets
      Investment in Liquid Assets Portfolio, at Value                                                     $ 3,335,922,349
      Prepaid Expenses                                                                                             21,708
                                                                                                          ---------------
Total Assets                                                                                                3,335,944,057
                                                                                                          ---------------
Liabilities
      Due to Bankers Trust                                                                                        197,134
      Dividends Payable                                                                                        16,147,124
      Accrued Expenses                                                                                             22,140
                                                                                                          ---------------
Total Liabilities                                                                                              16,366,398
                                                                                                          ---------------
Net Assets                                                                                                $ 3,319,577,659
                                                                                                          ===============
Composition of Net Assets
      Paid-in Capital                                                                                     $ 3,319,407,393
      Undistributed Net Investment Income                                                                         152,650
      Accumulated Net Realized Gain from Investment Transactions                                                   17,616
                                                                                                          ---------------
Net Assets                                                                                                $ 3,319,577,659
                                                                                                          ===============
Shares Outstanding ($0.001 par value per share, unlimited number of shares
      of beneficial interest authorized)                                                                    3,319,407,393
                                                                                                          ===============
Net Asset Value, Offering and Redemption Price Per Share (net assets divided by shares outstanding)       $          1.00
                                                                                                          ===============



         Statement of Operations For the year ended December 31, 1999


Investment Income
      Income Allocated from Liquid Assets Portfolio, net                                                  $   177,563,801
                                                                                                          ---------------
Expenses
      Administration and Services Fees                                                                          1,726,694
      Registration Fees                                                                                            14,455
      Professional Fees                                                                                            13,723
      Printing and Shareholder Reports                                                                              9,300
      Trustees Fees                                                                                                 6,289
      Miscellaneous                                                                                                50,258
                                                                                                          ---------------
      Total Expenses                                                                                            1,820,719
      Less: Fee Waivers or Expense Reimbursements                                                                 (94,025)
                                                                                                          ---------------
            Net Expenses                                                                                        1,726,694
                                                                                                          ---------------
Net Investment Income                                                                                         175,837,107
Net Realized Gain from Investment Transactions                                                                     17,616
                                                                                                          ---------------
Net Increase in Net Assets from Operations                                                                $   175,854,723
                                                                                                          ---------------

                       See Notes to Financial Statements.

Institutional Liquid Assets Fund

Statements of Changes in Net Assets


                                                                          For the                   For the
                                                                        year ended                year ended
                                                                     December 31, 1999         December 31, 1998
                                                                    -------------------       ------------------
Increase (Decrease) in Net Assets from:
Operations
      Net Investment Income                                           $  175,837,107             $  180,146,965
      Net Realized Gain from Investment Transactions                          17,616                    105,907
                                                                      --------------             --------------
Net Increase in Net Assets from Operations                               175,854,723                180,252,872
                                                                      --------------             --------------
Distributions to Shareholders
      Net Investment Income                                             (175,837,107)              (180,146,965)
                                                                      --------------             --------------
Capital Transactions in Shares of Beneficial Interest
   (at net asset value of $1.00 per share)
      Proceeds from Sales of Shares                                   11,904,284,284              9,993,553,949
      Cost of Shares Redeemed                                        (11,958,883,917)            (9,936,314,862)
                                                                      --------------             --------------
Net Increase (Decrease) from Capital Transactions in Shares of
      Beneficial Interest                                                (54,599,633)                57,239,087
                                                                      --------------             --------------
Total Increase (Decrease) in Net Assets                                  (54,582,017)                57,344,994
Net Assets
Beginning of Year                                                      3,374,159,676              3,316,814,682
                                                                      --------------             --------------
End of Year                                                           $3,319,577,659             $3,374,159,676
                                                                      ==============             ==============


                       See Notes to Financial Statements.

Institutional Liquid Assets Fund

Financial Highlights

        Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for each of the periods indicated for the Institutional Liquid Assets Fund.



                                                                                                                 For the period
                                                                       For the years ended December 31,         Dec. 11, 1995(1)
                                                         --------------------------------------------------            to
                                                           1999         1998           1997            1996      Dec. 31, 1995
                                                         --------     --------       --------        --------    --------------
Per Share Operating Performance:
Net Asset Value, Beginning of Period                      $  1.00      $  1.00       $  1.00         $  1.00         $  1.00
                                                          -------      -------       -------         -------         -------
Income from Investment Operations
      Net Investment Income                                  0.05         0.05          0.05            0.05           0.002
      Net Realized Gain (Loss) from
            Investment Transactions                          0.00(2)      0.00(2)      (0.00)(2)        0.00(2)         0.00(2)
                                                          -------      -------       -------         -------         -------
Total from Investment Operations                             0.05         0.05          0.05            0.05            0.00(2)
                                                          -------      -------       -------         -------         -------
Distributions to Shareholders
      Net Investment Income                                 (0.05)       (0.05)        (0.05)          (0.05)          (0.00)(2)
                                                          -------      -------       -------         -------         -------
Net Asset Value, End of Period                            $  1.00      $  1.00       $  1.00         $  1.00         $  1.00
                                                          =======      =======       =======         =======         =======
Total Investment Return                                      5.17%        5.57%         5.63%           5.45%           5.88%
Supplemental Data and Ratios:
      Net Assets, End of Period
            (000s omitted)                             $3,319,578   $3,374,160    $3,316,815      $1,943,024      $1,477,401
      Ratios to Average Net Assets:
            Net Investment Income                            5.09%        5.43%         5.48%           5.32%           5.50%(3)
            Expenses After Waivers, Including Expenses
               of the Liquid Assets Portfolio                0.16%        0.16%         0.16%           0.04%           0.01%(3)
            Expenses Before Waivers, Including Expenses
               of the Liquid Assets Portfolio                0.25%        0.26%         0.25%           0.26%           0.98%(3)
            Decrease Reflected in Above Expense
               Ratios Due to Fee Waivers or Expense
               Reimbursements                                0.09%        0.10%         0.09%           0.22%           0.97%(3)

----------
(1) The Fund's inception date.
(2) Less than $0.01 per share.
(3) Annualized.


                       See Notes to Financial Statements.

Institutional Liquid Assets Fund

Notes to Financial Statements

Note 1--Organization and Significant Accounting Policies
A. Organization
BT Institutional Funds (the "Trust") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Trust was organized on March 26, 1990, as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Institutional Liquid Assets Fund (the "Fund") is one of the institutional funds offered to investors by the Trust. The Fund began operations and offering shares of beneficial interest on December 11, 1995. The Fund invests substantially all of its assets in the Liquid Assets Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of the Fund's investment in the Portfolio reflects its proportionate interest in the net assets of the Portfolio. At December 31, 1999, the Fund's investment was approximately 100% of the Portfolio.

The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. Security Valuation
Valuation of securities by the Portfolio is discussed in Note 1B of the Portfolio's notes to Financial Statements which are included elsewhere in this report.

C. Investment Income
The Fund earns income, net of expenses, daily on its investment in the Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Distributions
It is the Fund's policy to declare dividends daily and pay them monthly to shareholders from net investment income, if any. Dividends and distributions payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by the Fund are made annually to the extent they exceed capital loss carryforwards.

E. Federal Income Taxes
It is the Fund's policy to comply with the  requirements of the Internal
Revenue Code applicable to regulated investment companies and distribute its taxable income to shareholders. Therefore, no federal income tax provision is required.

F. Other
The Trust accounts separately for the assets, liabilities, and operations of each of its funds. Expenses directly attributable to a fund are charged to that fund, while expenses that are attributable to all of the Trust's funds are allocated among them.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Fund has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Fund in return for a fee computed daily and paid monthly at an annual rate of .05% of the Fund's average daily net assets.

Bankers Trust has contractually agreed to waive its fees through April 30, 2000 and reimburse expenses of the Fund, to the extent necessary, to limit all expenses to .05% of the average daily net assets of the Fund, excluding expenses of the Portfolio and .16 % of the average daily net assets of the Fund, including expenses of the Portfolio.

ICC Distributors, Inc. provides distribution services to the Fund.

Institutional Liquid Assets Fund

Report of Independent Accountants


To the Trustees of BT Institutional Funds and Shareholders of Institutional Liquid Assets Fund

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Institutional Liquid Assets Fund (one of the Funds comprising BT Institutional Funds, hereafter referred to as the "Fund") at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the transfer agent, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 11, 2000

Liquid Assets Portfolio

Schedule of Portfolio Investments December 31, 1999


    Principal
      Amount         Description                       Value
    ---------        -----------                       -----

               Commercial Paper(1) - 37.3%
               Aegon Funding Corp.:
$  10,000,000     5.39%, 2/15/00                 $    9,932,625
   22,000,000     5.81%, 3/17/00                     21,730,158
   15,000,000     5.75%, 3/22/00                     14,805,938

               Alcatel Alsthom, Inc.:
   10,000,000     5.84%, 3/06/00                      9,894,556
   11,000,000     5.82%, 3/15/00                     10,868,403

               Allied-Signal, Inc.,
   20,000,000     5.30%, 2/01/00                     19,908,722

               Asset Securitization Cooperative
                  Corp.,
   40,000,000     6.00%, 1/18/00                     39,886,667

               Bankamerica Corp.:
   22,000,000     5.85%, 2/18/00                     21,828,400
   40,000,000     5.81%, 3/10/00                     39,554,567

               Barclays Bank,
   50,000,000     5.75%, 1/10/00                     49,944,097

               BBL North America, Inc.:
   60,000,000     5.931%, 1/21/00                    59,802,269
   11,000,000     5.78%, 1/31/00                     10,947,017

               British Gas Capital Corp.,
   10,000,000     5.67%, 02/25/00                     9,913,375

               British Telecommunications PLC,
   25,000,000     5.88%, 3/02/00                     24,749,222

               Corporate Asset Funding Co.,
   20,000,000     5.95%, 1/26/00                     19,917,361

               Coca Cola Co.,
   15,000,000     5.27%, 1/20/00                     14,958,279

               Corporate Receivables Corp.:
   20,000,000     6.07%, 2/08/00                     19,869,556
   20,000,000     5.87%, 2/10/00                     19,871,856

               Credit Suisse First Boston, Inc.,
   20,000,000     5.79%, 2/07/00                     19,880,983
   10,000,000     5.79%, 2/14/00                      9,929,233

               Cregem North America, Inc.,
   35,000,000     5.92%, 2/02/00                     34,815,822

               Delaware Funding Corp.,
   30,000,000     5.83%, 2/22/00                     29,747,367

               Diageo Capital PLC,
   10,000,000     5.39%, 1/28/00                      9,959,575




    Principal
      Amount         Description                       Value
    ---------        -----------                       -----

               Elf Aquitaine Finance,
$  30,000,000     5.95%, 3/02/00                 $   29,697,542

               Fortis Funding:
   22,000,000     5.73%, 3/09/00                     21,761,887
   25,000,000     5.892%, 3/14/00                    24,701,280
   20,000,000     5.89%, 4/17/00                     19,649,846
   25,000,000     5.90%, 4/19/00                     24,553,403

               Gannett Co.,
   25,000,000     5.97%, 1/28/00                     24,888,063

               General Electric Capital Corp.:
   20,000,000     4.95%, 2/07/00                     19,898,250
    2,000,000     5.36%, 2/11/00                      1,987,791
   20,000,000     5.78%, 2/18/00                     19,845,867

               General Electric International
                  Capital Fund,
   20,000,000     5.31%, 2/15/00                     19,867,250

               General Motors Acceptance Corp.,
   20,000,000     5.22%, 1/31/00                     19,913,000

               Generale Bank, Inc.,
    9,000,000     5.25%, 1/14/00                      8,982,938

               Glaxo Wellcome PLC,
   24,000,000     5.90%, 2/25/00                     23,783,667

               H. J. Heinz Co.,
   10,000,000     5.33%, 1/21/00                      9,970,389

               International Lease Finance Corp.:
    6,450,000     4.50%, 1/06/00                      6,445,969
    8,000,000     4.94%, 2/04/00                      7,962,676

               Invensys PLC,
   25,000,000     5.60%, 2/07/00                     24,863,889

               National Rural Utilities Corp.,
    5,000,000     5.90%, 4/03/00                      4,923,792

               Quincy Capital Corp.:
   14,148,000     6.10%, 1/27/00                     14,085,670
   10,419,000     5.88%, 2/25/00                     10,325,403

               Receivables Capital Corp.:
   14,313,000     6.04%, 1/20/00                     14,267,373
    5,983,000     5.91%, 2/11/00                      5,942,729
   31,000,000     5.88%, 2/25/00                     30,721,517

               Rio Tinto America, Inc.,
   10,000,000     5.91%, 3/03/00                      9,898,217




                       See Notes to Financial Statements.

Liquid Assets Portfolio

Schedule of Portfolio Investments December 31, 1999



    Principal
      Amount         Description                       Value
    ---------        -----------                       -----

               Riverwoods Funding Corp.:
$  10,000,000     5.97%, 1/20/00                 $    9,934,350
   15,000,000     6.05%, 1/28/00                     14,931,938
   10,000,000     6.06%, 2/09/00                      9,968,492
   17,000,000     6.02%, 2/15/00                     16,872,075

               Santander Finance:
   10,000,000     6.25%, 1/10/00                      9,984,375
   10,000,000     5.97%, 2/15/00                      9,925,375
   40,000,000     5.76%, 4/10/00                     39,360,000

               Unifunding, Inc.,
 20,000,000       5.98%, 2/17/00                     19,843,856

               Vodafone Airtechnology,
   22,000,000     5.75%, 2/25/00                     21,806,736

               Wachovia Bank,
   10,000,000     5.18%, 2/15/00                      9,935,250

               Wells Fargo Bank,
   40,000,000     5.95%, 3/17/00                     39,497,556

               Windmill Funding Corp.:
   12,000,000     5.42%, 1/14/00                     11,976,513
   10,000,000     5.44%, 1/18/00                      9,974,311
   28,000,000     5.44%, 1/21/00                     27,909,978
   25,000,000     5.87%, 1/25/00                     24,665,313
   22,902,000     5.88%, 2/25/00                     22,696,264
   25,000,000     5.95%, 3/22/00                     24,902,167
                                                 --------------
Total Commercial Paper
     (Amortized Cost $1,245,839,005)              1,245,839,005
                                                 --------------
               Eurodollar Time
               Deposits - 20.4%
               Bank of Austria,
   40,000,000     6.187%, 1/19/00                    40,000,000

               Caisse Nationale de Credit
                  Agricole,
   26,000,000     6.187%, 1/18/00                    26,000,000

               Canadian Imperial Bank of
                  Commerce,
   45,000,000     7.00%, 1/03/00                     45,000,000

               Internationale Nederlander
                  U.S. Funding Corp.,
   30,000,000     5.59%, 1/12/00                     30,000,000

               National Australia Bank,
   75,000,000     5.00%, 1/03/00                     75,000,000

               Norddeutsche Landesbank:
   20,000,000     5.95%, 3/23/00                     20,000,000
   30,000,000     6.00%, 4/10/00                     30,000,000



    Principal
      Amount         Description                       Value
    ---------        -----------                       -----

               Paribas SA,
$ 100,000,000     5.00%, 1/03/00                 $  100,000,000

               Republic Bank of New York,
  150,000,000     5.25%, 1/03/00                    150,000,000

               Union Bank of Switzerland AG,
  106,314,808     5.00%, 1/03/00                    106,314,808

               Westdeutsche Landesbank
                  Girozentrale,
   58,420,959     4.50%, 1/03/00                     58,420,959
                                                 --------------
Total Eurodollar Time Deposits
     (Amortized Cost $680,735,767)                  680,735,767
                                                 --------------
               Certificates of
               Deposit - 0.9%
               American Express Centurion
                  Bank,
   25,000,000     6.00%, 3/07/00                     25,000,000

               Wachovia Bank,
    5,000,000     4.90%, 1/10/00                      4,999,838
                                                 --------------
Total Certificates of Deposit
     (Amortized Cost $29,999,838)                    29,999,838
                                                 --------------
               Eurodollar Certificates
               of Deposit - 10.5%
               Abbey National Treasury Services
                  PLC:
   10,000,000     5.44%, 3/13/00                     10,000,000
   30,000,000     6.14%, 3/21/00                     30,015,795

               Bank of Nova Scotia,
   35,000,000     6.39%, 1/06/00                     35,000,048

               Bank of Scotland,
   25,000,000     6.025%, 4/06/00                    25,000,327

               Banque Bruxelles Lambert,
   30,000,000     6.10%, 2/07/00                     30,000,305

               Barclays Bank,
   15,000,000     5.03%, 1/06/00                     14,998,836

               Bayerische Hypo Vereinsbank,
   10,000,000     5.57%, 1/20/00                     10,000,094

               Halifax PLC:
   30,000,000     5.50%, 1/10/00                     30,000,000
   30,000,000     5.48%, 1/14/00                     30,000,105




                       See Notes to Financial Statements.

Liquid Assets Portfolio

Schedule of Portfolio Investments December 31, 1999



    Principal
      Amount         Description                       Value
    ---------        -----------                       -----

               International Nederlander
                  US Funding Corp.,
$  13,000,000     5.95%, 2/17/00                 $   12,997,112

               Landesbank Baden Wurttemberg:
   40,000,000     5.95%, 2/17/00                     40,000,000
   25,000,000     5.97%, 2/22/00                     25,000,356
   10,000,000     5.92%, 2/23/00                     10,000,000
   15,000,000     6.01%, 2/29/00                     14,999,491
   25,000,000     6.05%, 3/09/00                     25,000,465

               Rabobank Nederland,
    5,500,000     5.14%, 3/20/00                      5,495,685
                                                 --------------
Total Eurodollar Certificates of Deposit
     (Amortized Cost $348,508,619)                  348,508,619
                                                 --------------
               Yankee Certificates
               of Deposit - 11.7%
               Bank of Austria,
   20,000,000     5.66%, 7/17/00                     19,936,869

               Bayerische Hypotheka
                  Vereinsbank:
   15,000,000     5.15%, 3/20/00                     14,998,437
   35,000,000     5.10%, 4/12/00                     34,904,230
   10,000,000     5.10%, 4/12/00                      9,997,706
   22,000,000     5.15%, 4/28/00                     21,997,260

               Canadian Imperial Bank
                  of Commerce,
   12,000,000     5.27%, 3/03/00                     11,998,236

               Cariplo Bank,
   20,000,000     6.00%, 2/24/00                     20,001,036

               Commerzbank:
    8,000,000     5.01%, 1/10/00                      7,999,981
    7,000,000     4.99%, 2/02/00                      6,998,826
    6,000,000     5.16%, 2/25/00                      5,999,652
   10,000,000     5.15%, 3/20/00                      9,998,958

               Credit Suisse First Boston, Inc.:
    7,000,000     5.56%, 1/18/00                      6,999,830
   20,000,000     5.575%, 1/19/00                    20,000,049

               Credit Communal De Belique,
   15,000,000     5.88%, 2/15/00                     15,000,000

               Dresdner Bank:
   20,000,000     5.56%, 1/10/00                     19,993,152
   15,000,000     5.56%, 1/18/00                     15,000,000

               Norddeutsche Landesbank,
    5,000,000     5.35%, 5/24/00                      4,998,863




    Principal
      Amount         Description                       Value
    ---------        -----------                       -----

               Paribas SA,
$  20,000,000     6.03%, 2/08/00                 $   20,000,000

               Rabobank Nederland,
   10,000,000     5.02%, 1/12/00                      9,998,651

               Royal Bank of Canada,
    5,000,000     5.70%, 7/03/00                      4,998,793

               Svenska Handelsbanken,
   25,000,000     6.30%, 1/10/00                     25,000,000

               Toronto Dominion Bank,
   10,000,000     5.10%, 2/22/00                      9,999,382

               Union Bank of Switzerland,
   14,000,000     5.18%, 3/15/00                     13,997,815

               Westdeutsche Landesbank
                  Girozentrale:
   40,000,000     6.04%, 1/24/00                     40,000,000
   20,000,000     6.04%, 6/02/00                     20,000,000
                                                 --------------
Total Yankee Certificates of Deposit
     (Amortized Cost $390,817,726)                  390,817,726
                                                 --------------
               Floating Rate
               Notes - 18.0%
               AT&T Corp.,
                  Quarterly Variable Rate,
   20,000,000     6.136%, 7/13/00                    19,995,760

               American Express Centurion Bank,
                  Monthly Variable Rate:
   10,000,000     6.492%, 2/14/00                    10,000,686
   10,000,000     6.422%, 3/15/00                    10,000,000

               Asset Securitization
               Cooperative Corp.,
                  Quarterly Variable Rate:
   25,000,000     6.085%, 3/06/00                    25,000,000
   15,000,000     6.091%, 3/10/00                    14,999,720

               Bank of Scotland,
                  Monthly Variable Rate,
   25,000,000     6.372%, 3/15/00                    24,997,005
                  Quarterly Variable Rate,
   12,000,000     6.378%, 5/10/00                    11,997,057

               Bayerische Hypotheka Vereinsbank,
                  Monthly Variable Rate:
   25,000,000     6.401%, 4/25/00                    24,996,125
   10,000,000     6.382%, 5/15/00                     9,997,432
    5,000,000     6.382%, 5/15/00                     4,998,814




                       See Notes to Financial Statements.

Liquid Assets Portfolio

Schedule of Portfolio Investments December 31, 1999



    Principal
      Amount         Description                       Value
    ---------        -----------                       -----

               Comerica Bank,
                  Monthly Variable Rate,
$  30,000,000     6.531%, 9/25/00                $   29,984,880

               Corporate Receivables Corp,
                  Quarterly Variable Rate,
   20,000,000     5.45%, 2/16/00                     20,000,000

               Credit Agricole Indosuez,
                  Monthly Variable Rate,
   30,000,000     6.458%, 11/08/00                   29,984,656

               Diageo Capital,
                  Quarterly Variable Rate,
   30,000,000     5.718%, 8/24/00                    30,000,655

               First Union Bank,
                  Daily Variable Rate,
   40,000,000     4.85%, 10/27/00                    40,000,000

               Ford Motor Credit Corp.,
                  Quarterly Variable Rate:
   30,000,000     6.173%, 10/02/00                   29,986,033
   15,000,000     6.176%, 11/27/00                   15,009,002

               General Electric Capital Corp.,
                  Quarterly Variable Rate:
   25,000,000     6.126%, 4/12/00                    25,000,000
   15,000,000     6.014%, 5/12/00                    15,000,000

               J.P. Morgan, Inc.,
                  Daily Variable Rate,
   15,000,000     5.10%, 6/23/00                     15,000,000
                  Quarterly Variable Rate,
   10,000,000     6.065%, 3/02/00                    10,000,096

               Key Bank,
                  Monthly Variable Rate:
   20,000,000     6.501%, 4/18/00                    19,994,281
   20,000,000     6.421%, 6/26/00                    20,000,000

               National Rural Utility Corp.,
                  Quarterly Variable Rate,
    9,000,000     6.141%, 6/26/00                     8,999,566

               PNC Bank,
                  Monthly Variable Rate:
   15,000,000     6.411%, 1/31/00                    14,999,513
   10,000,000     6.426%, 6/01/00                     9,993,733
    7,000,000     6.411%, 7/12/00                     6,994,472

               Societe Generale,
                  Monthly Variable Rate:
   35,000,000     6.408%, 3/03/00                    34,996,243
   25,000,000     6.387%, 5/15/00                    24,994,482




    Principal
      Amount         Description                       Value
    ---------        -----------                       -----

               Toyota Motor Credit Corp.,
                  Quarterly Variable Rate,
$   8,000,000     6.372%, 10/25/00               $    8,009,135

               U.S. Bank AG,
                  Monthly Variable Rate,
    8,000,000     6.531%, 4/26/00                     8,000,457

               Wells Fargo Bank,
                  Quarterly Variable Rate,
   17,000,000     6.063%, 4/26/00                    16,995,843

               Westpac Capital Corp.,
                  Quarterly Variable Rate,
   10,000,000     6.076%, 4/17/00                     9,998,251
                                                 --------------
Total Floating Rate Notes
     (Amortized Cost $600,923,897)                  600,923,897
                                                 --------------
               Funding Agreements - 3.3%
               General Electric Life & Annuity(2),
                  Monthly Variable Rate:
   25,000,000     6.526%, 6/01/00                    25,000,000
   20,000,000     6.556%, 9/01/00                    20,000,000

               Transamerica Life(3),
                  Monthly Variable Rate,
   15,000,000     6.476%, 6/13/00                    15,000,000

               Travelers Insurance(2),
                  Monthly Variable Rate:
   30,000,000     6.516%, 2/23/00                    30,000,000
   20,000,000     6.506%, 4/03/00                    20,000,000
                                                 --------------
Total Funding Agreements
     (Amortized Cost $110,000,000)                  110,000,000
                                                 --------------
               Deposit Notes - 0.4%
                  Bayerische Landesbank,
   13,000,000     5.80%, 5/22/00
  (Amortized Cost $12,983,208)                       12,983,208
                                                 --------------
Total Investments
     (Amortized Cost $3,419,808,060)  102.5%     $3,419,808,060
Liabilities in Excess of
     Other Assets                      (2.5)        (83,885,633)
                                      -----      --------------
Net Assets                            100.0%     $3,335,922,427
                                      =====      ==============

----------
(1) Interest rates for commercial paper represent discount rates at the time of purchase.
(2) Illiquid Securities
(3) Funding Agreement subject to seven day demand feature.

                      See Notes to Financial Statements.

Liquid Assets Portfolio

Statement of Assets and Liabilities December 31, 1999

Assets
      Investments, at Value (Amortized Cost of $3,419,808,060)             $   3,419,808,060
      Cash                                                                           263,219
      Interest Receivable                                                         21,115,916
                                                                           -----------------
Total Assets                                                                   3,441,187,195
                                                                           -----------------
Liabilities
      Payable for Securities Purchased                                           104,926,115
      Due to Bankers Trust                                                           304,779
      Accrued Expenses and Other                                                      33,874
                                                                           -----------------
Total Liabilities                                                                105,264,768
                                                                           -----------------
Net Assets                                                                 $   3,335,922,427
                                                                           -----------------
Composition of Net Assets
      Paid-in Capital                                                      $   3,335,922,427
                                                                           -----------------
Net Assets                                                                 $   3,335,922,427
                                                                           =================



Statement of Operations For the year ended December 31, 1999


Investment Income
      Interest                                                             $     181,384,726
                                                                           -----------------
Expenses
      Advisory Fees                                                                5,208,458
      Administration and Service Fees                                              1,736,153
      Professional Fees                                                               43,219
      Trustees Fees                                                                    5,445
      Miscellaneous                                                                    3,386
                                                                           -----------------
      Total Expenses                                                               6,996,661
      Less: Fee Waivers or Expense Reimbursements                                 (3,175,751)
                                                                           -----------------
         Net Expenses                                                              3,820,910
                                                                           -----------------
Net Investment Income                                                            177,563,816
Net Realized Gain from Investment Transactions                                        17,616
                                                                           -----------------
Net Increase in Net Assets from Operations                                 $     177,581,432
                                                                           -----------------


                       See Notes to Financial Statements.

Liquid Assets Portfolio

Statements of Changes in Net Assets

                                                                   For the                   For the
                                                                  year ended                year ended
                                                               December 31, 1999         December 31, 1998
                                                               ------------------       -------------------
Increase (Decrease)  in Net Assets from:
Operations
      Net Investment Income                                      $  177,563,816            $  181,820,663
      Net Realized Gain from Investment Transactions                     17,616                   105,907
                                                                 --------------            --------------
      Net Increase in Net Assets from Operations                    177,581,432               181,926,570
                                                                 --------------            --------------
Capital Transactions
      Proceeds from Capital Invested                             11,781,710,267             9,957,865,381
      Value of Capital Withdrawn                                (12,013,078,419)          (10,081,442,486)
                                                                 --------------            --------------
Net Decrease in Net Assets from Capital Transactions               (231,368,152)             (123,577,105)
                                                                 --------------            --------------
Total Increase (Decrease) in Net Assets                             (53,786,720)               58,349,465
Net Assets
Beginning of Year                                                 3,389,709,147             3,331,359,682
                                                                 --------------            --------------
End of Year                                                      $3,335,922,427            $3,389,709,147
                                                                 ==============            ==============


Financial Highlights

Contained below are selected ratios and supplemental data for each of the years indicated for the Liquid Assets Portfolio.


                                                                       For the years ended December 31,
                                              --------------------------------------------------------------------------------
                                                  1999             1998             1997             1996           1995(1)
                                              -------------    -------------     ------------    --------------  -------------
Supplemental Data and Ratios:
  Net Assets, End of Year (000s omitted)         $3,335,922       $3,389,709       $3,331,360       $1,952,085      $1,481,589
  Ratios to Average Net Assets:
    Net Investment Income                              5.11%            5.47%            5.52%            5.32%           7.28%(2)
    Expenses After Waivers                             0.11%            0.11%            0.11%            0.03%           0.01%(2)
    Expenses Before Waivers                            0.20%            0.20%            0.20%            0.20%           0.29%(2)
    Decrease Reflected in Above Expense
      Ratios Due to Fee Waivers or Expense
      Reimbursements                                   0.09%            0.09%            0.09%            0.17%           0.28%(2)


----------
(1) For the periods January 1, 1995 to September 14, 1995 and December 11, 1995 to December 31, 1995.
(2) Annualized.


                       See Notes to Financial Statements.

Liquid Assets Portfolio

Notes to Financial Statements


Note 1--Organization and Significant Accounting Policies
A.  Organization
The Liquid Assets Portfolio (the "Portfolio") is registered under the investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio began operations on June 7, 1993, as an unincorporated trust under the laws of New York. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

On September 15, 1995, the Portfolio temporarily suspended its operations due to a withdrawal of investments by BT Investment Liquid Assets Fund. On December 11, 1995, the Portfolio resumed its operations as a result of an investment made by the Institutional Liquid Assets Fund.

B. Security Valuation
Investments are valued at amortized cost, which is in accordance with Rule 2a-7 of the Act and represents fair value of the Portfolio's investments.

C. Security Transactions and Interest Income
Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Repurchase Agreements
The Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Portfolio's Investment Advisor, subject to the seller's agreement to repurchase and the Portfolio's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Portfolio's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accured interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

E. Federal Income Taxes
The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

F. Other
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

Note 2--Fees and Transactions with Affiliates
The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"), an indirect wholly owned subsidiary of Deutsche Bank AG. Under this agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of .05% of the Portfolio's average daily net assets.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this agreement, the Portfolio pays Bankers Trust a fee computed daily and paid monthly at an annual rate of .15% of the Portfolio's average daily net assets.

Bankers Trust has contractually agreed through April 30, 2000 to waive its fees and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to .11% of the average daily net assets of the Portfolio.

At December 31, 1999, the Portfolio was a participant with other affiliated entities in a revolving credit facility in the amount of $150,000,000, which expires April 29, 2000. A commitment fee of .10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. No amounts were drawn down or outstanding for this fund under the credit facility for the year ended December 31, 1999.

Liquid Assets Portfolio

Report of Independent Accountants


To the Trustees and Holders of Beneficial Interest of
Liquid Assets Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Liquid Assets Portfolio (hereafter referred to as the "Portfolio") at December 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 11, 2000

Institutional Liquid Assets Fund

Proxy Results (unaudited)


For the year ended December 31, 1999, the Bankers Trust Institutional Funds shareholders voted on the following proposals at the annual meeting of shareholders on October 8, 1999, or as adjourned. The description of each proposal and number of shares voted are as follows:


1.  To elect the Bankers Trust Institutional Funds Board of Trustees.

                                              Shares               Shares Voted
                                               Voted                 Withheld
                                                For                  Authority
                                            ----------             ------------
     Mr. Charles P. Biggar                 1,793,404,468            29,500,528
     Mr. S. Leland Dill                    1,793,404,468            29,500,528
     Mr. Richard T. Hale                   1,793,404,468            29,500,528
     Mr. Bruce E. Langton                  1,793,404,468            29,500,528
     Mr. Philip Saunders, Jr.              1,793,404,468            29,500,528
     Mr. Harry Van Benschoten              1,793,404,468            29,500,528
     Dr. Martin J. Gruber                  1,793,404,468            29,500,528
     Dr. Richard J. Herring                1,793,404,468            29,500,528


2. To approve the New Investment Advisory Agreement with Bankers Trust Company.

                               For                Against             Abstain
                            --------              -------            --------
                          1,793,404,468             --              29,500,528


3. To approve the New Investment Advisory Agreement with Morgan Grenfell, Inc.

                               For                Against             Abstain
                            --------              -------            --------
                          1,793,404,468             --              29,500,528


4. To approve the New Investment Sub-advisory Agreement with Bankers Trust Company.

                               For                Against             Abstain
                            --------              -------            --------
                          1,793,404,468             --              29,500,528


5. To ratify the selection of PricewaterhouseCoopers LLP as the independent accountants of the Fund and its corresponding Portfolio.

                               For                Against             Abstain
                            --------              -------            --------
                          1,793,404,468              --             29,500,528

                      This page intentionally left blank.

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write
to us at:                                       BT Service Center
                                                P.O. Box 219210
                                                Kansas City, MO 64121-9210
or call our toll-free number:                   1-800-368-4031

This report must be preceded or accompanied by a current prospectus for the Fund.





Institutional Liquid Assets Fund                           CUSIP #055924864
BT Institutional Funds                                     813ANN (12/99)

Distributed by:
ICC Distributors, Inc.